REGULATORY MATTERS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Regulated Operations [Abstract]
Net Changes in Regulatory Assets and Liabilities
The net changes in regulatory assets and liabilities associated with our Regulated Operating Subsidiaries’ Formula Rate revenue accruals and deferrals, including accrued interest, were as follows during the three months ended March 31, 2018:

(in millions)	Total
Net regulatory liability as of December 31, 2017	$(35)
Net refund of 2016 revenue deferrals and accruals, including accrued interest	5
Net revenue accrual for the three months ended March 31, 2018	8
Net accrued interest receivable for the three months ended March 31, 2018	1
Net regulatory liability as of March 31, 2018	$(21)

The net changes in regulatory assets and liabilities associated with our Regulated Operating Subsidiaries’ formula rate revenue accruals and deferrals, including accrued interest, were as follows during the year ended December 31, 2017:

(In millions)	Total
Net regulatory liability as of December 31, 2016	$(1)
Net collection of 2015 revenue deferrals and accruals, including accrued interest	(15)
Net revenue deferral for the year ended December 31, 2017	(17)
Net accrued interest payable for the year ended December 31, 2017	(2)
Net regulatory liability as of December 31, 2017	$(35)

Schedule of Regulatory Assets and Liabilities
Regulatory assets and liabilities associated with our Regulated Operating Subsidiaries’ Formula Rate revenue accruals and deferrals, including accrued interest, are recorded in the condensed consolidated statements of financial position at March 31, 2018 and December 31, 2017 as follows:

	March 31,	December 31,
(in millions)	2018	2017
Current regulatory assets	$16	$18
Non-current regulatory assets	25	11
Current regulatory liabilities	(35)	(38)
Non-current regulatory liabilities	(27)	(26)
Net regulatory liability	$(21)	$(35)

REGULATORY ASSETS AND LIABILITIES
Regulatory Assets
The following table summarizes the regulatory asset balances at December 31, 2017 and 2016:

(In millions)	2017	2016
Regulatory Assets:
Current:
Revenue accruals (including accrued interest of less than $1 as of December 31, 2017 and 2016) (a)	$18	$24
ITCTransmission regional cost allocation recovery (including accrued interest of less than $1 as of December 31, 2016) (b)	—	29
Total current	18	53
Non-current:
Revenue accruals (including accrued interest of less than $1 as of December 31, 2017 and 2016) (a)	11	16
ITCTransmission ADIT deferral (net of accumulated amortization of $45 and $42 as of December 31, 2017 and 2016, respectively)	16	19
METC ADIT deferral (net of accumulated amortization of $26 and $24 as of December 31, 2017 and 2016, respectively)	17	19
METC regulatory deferrals (net of accumulated amortization of $9 and $8 as of December 31, 2017 and 2016, respectively)	7	8
Income taxes recoverable related to AFUDC equity (c)	80	124
ITC Great Plains start-up, development and pre-construction (net of accumulated amortization of $3 and $2 as of December 31, 2017 and 2016, respectively)	10	11
Pensions and postretirement	30	25
Income taxes recoverable related to implementation of the Michigan Corporate Income Tax and other state excess deficient taxes (c)	7	9
Accrued asset removal costs	19	16
Total non-current	197	247

Total	$215	$300

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(a)
Refer to discussion of revenue accruals in Note 5 under “Cost-Based Formula Rates with True-Up Mechanism.” Our Regulated Operating Subsidiaries do not earn a return on the balance of these regulatory assets, but do accrue interest carrying costs, which are subject to rate recovery along with the principal amount of the revenue accrual.

(b)	Refer to discussion of ITCTransmission regional cost allocation recovery in Note 5 under “ITCTransmission Regional Cost Allocation Refund.”

(c)
In 2017, income taxes recoverable related to AFUDC equity and income taxes recoverable related to implementation of the Michigan Corporate Income Tax and other state excess deficient taxes decreased by $63 million and $2 million, respectively, as a result of the implementation of the TCJA. Refer to discussion of the TCJA in Note 10.

ITCTransmission ADIT Deferral
The carrying amount of the ITC Transmission ADIT Deferral is the remaining unamortized balance of the portion of ITCTransmission’s purchase price in excess of fair value of net assets acquired from DTE Energy approved for inclusion in future rates by the FERC. The original amount recorded for this regulatory asset of $61 million is recognized in rates and amortized on a straight-line basis over 20 years beginning March 1, 2003. ITCTransmission includes the remaining unamortized balance of this regulatory asset in rate base. ITCTransmission recorded amortization expense of $3 million annually during 2017, 2016 and 2015, which is included in depreciation and amortization and recovered through ITCTransmission’s cost-based formula rate template.
METC Accumulated Deferred Income Tax ("ADIT") Deferral
The carrying amount of the METC ADIT Deferral is the remaining unamortized balance of the portion of METC’s purchase price in excess of the fair value of net assets acquired at the time MTH acquired METC from Consumers Energy. The original amount approved for recovery recorded for this regulatory asset of $43 million is recognized in rates and amortized on a straight-line basis over 18 years beginning January 1, 2007. METC includes the remaining unamortized balance of this regulatory asset in rate base. METC recorded amortization expense of $2 million annually during 2017, 2016 and 2015, which is included in depreciation and amortization and recovered through METC’s cost-based formula rate template.
METC Regulatory Deferrals
The carrying amount of the METC Regulatory Deferrals is the amount METC has deferred, as a regulatory asset, depreciation and related interest expense associated with new transmission assets placed in service from January 1, 2001 through December 31, 2005 that were included on METC’s balance sheet at the time MTH acquired METC from Consumers Energy. The original amount recorded for this regulatory asset of $15 million, and approved for inclusion in future rates by the FERC, is recognized in rates and amortized over 20 years beginning January 1, 2007. METC includes the remaining unamortized balance of this regulatory asset in rate base. METC recorded amortization expense of $1 million annually during 2017, 2016 and 2015, which is included in depreciation and amortization and recovered through METC’s cost-based formula rate template.
Income Taxes Recoverable Related to AFUDC Equity
Accounting standards for income taxes provide that a regulatory asset be recorded if it is probable that a future increase in taxes payable, relating to the book depreciation of AFUDC equity that has been capitalized to property, plant and equipment, will be recovered from customers through future rates. The regulatory asset for the tax effects of AFUDC equity is recovered over the life of the underlying book asset in a manner that is consistent with the depreciation of the AFUDC equity that has been capitalized to property, plant and equipment. This regulatory asset and the related offsetting deferred income tax liabilities do not affect rate base.
ITC Great Plains Start-Up, Development and Pre-Construction
In 2013, ITC Great Plains made a filing with the FERC, under Section 205 of the FPA, to recover start-up, development and pre-construction expenses in future rates. These expenses included certain costs incurred by ITC Great Plains for two regional cost sharing projects in Kansas prior to construction. In March 2015, FERC accepted ITC Great Plains’ request to commence amortization of the authorized regulatory assets, subject to refund, and set the matter for hearing and settlement judge procedures. In December 2015, the FERC issued an order accepting an uncontested settlement agreement establishing the amounts of the regulatory assets and associated carrying charges to be recovered. ITC Great Plains includes the unamortized balance of these regulatory assets in rate base and will amortize them over a 10-year period, beginning in the second quarter of 2015. The amortization expense is recorded to general and administrative expenses and recovered through ITC Great Plains’ cost-based formula rate.
Pensions and Postretirement
Accounting standards for defined benefit pension and other postretirement plans for rate-regulated entities allow for amounts that otherwise would have been charged and/or credited to accumulated other comprehensive income of (loss) ("AOCI") to be recorded as a regulatory asset or liability. As the unrecognized amounts recorded to this regulatory asset are recognized, expenses will be recovered from customers in future rates under our cost based formula rates. This regulatory asset is not included when determining rate base.
Income Taxes Recoverable Related to Implementation of the Michigan Corporate Income Tax
In May 2011, the Michigan Business Tax was repealed and replaced with the Michigan Corporate Income Tax, effective January 1, 2012. Under the Michigan Corporate Income Tax, we are taxed at a rate of 6.0% on federal taxable income attributable to our operations in the state of Michigan, subject to certain adjustments. In addition to the traditional income tax, the Michigan Business Tax had also included a modified gross receipts tax that allowed for deductions and credits for certain activities, none of which are part of the Michigan Corporate Income Tax. The change in Michigan tax law required us in 2011 to remove deferred income tax balances recognized under the Michigan Business Tax and establish new deferred income tax balances under the Michigan Corporate Income Tax, and the net result was incremental deferred state income tax liabilities at both ITCTransmission and METC. Under our cost-based formula rate, the future tax receivable as a result of the tax law change has resulted in the recognition of a regulatory asset, which will be collected from customers for the 23-year period and the 32-year period for ITCTransmission and METC, respectively, beginning in 2016. ITCTransmission and METC include this regulatory asset within deferred taxes for rate-making purposes when determining rate base.
Accrued Asset Removal Costs
The carrying amount of the accrued asset removal costs represents the difference between incurred costs to remove property, plant and equipment and the estimated removal costs included and collected in rates. The portion of depreciation expense included in our depreciation rates related to asset removal costs reduces this regulatory asset and removal costs incurred are added to this regulatory asset. In addition, this regulatory asset has also been adjusted for timing differences between incurred costs to settle legal asset retirement obligations and the recognition of such obligations under the standards set forth by the FASB. Our Regulated Operating Subsidiaries include this item, excluding the cost component related to the recognition of our legal asset retirement obligations under the standards set forth by the FASB, as a reduction to accumulated depreciation for rate-making purposes, when determining rate base.
Regulatory Liabilities
The following table summarizes the regulatory liability balances at December 31, 2017 and 2016:

(In millions)	2017	2016
Regulatory Liabilities:
Current:
Revenue deferrals (including accrued interest of $2 and less than $1 as of December 31, 2017 and 2016, respectively) (a)	$38	$9
Refund related to the formula rate template modifications (including accrued interest of $1 as of December 31, 2016) (b)	—	2
Estimated refund related to return on equity complaints (including accrued interest of $11 and $9 as of December 31, 2017 and 2016, respectively.) (c)	145	118
Total current	183	129
Non-current:
Revenue deferrals (including accrued interest of $1 and $1 as of December 31, 2017 and 2016, respectively) (a)	26	32
Accrued asset removal costs	72	68
Estimated refund related to return on equity complaint (including accrued interest of $6 as of December 31, 2016) (c)	—	140
Excess state income tax deductions (d)	7	9
Income taxes refundable related to implementation of the TCJA (d)	514	—
Total non-current	619	249

Total	$802	$378
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(a)
Refer to discussion of revenue deferrals in Note 5 under “Cost-Based Formula Rates with True-Up Mechanism.” Our Regulated Operating Subsidiaries accrue interest on the true-up amounts which will be refunded through rates along with the principal amount of revenue deferrals in future periods.

(b)	Refer to discussion of the refund in Note 5 under “MISO Formula Rate Template Modifications Filing.”

(c)	Refer to discussion of the refund and estimated refund in Note 17 under “Rate of Return on Equity Complaints.”

(d)
In 2017, net non-current regulatory liabilities of $512 million were recorded related to the implementation of the TCJA. A regulatory liability of $514 million was recorded for income taxes refundable related to the implementation, while the regulatory liability for excess state income tax deductions was reduced by $2 million. Refer to discussion of the TCJA in Note 10.

Accrued Asset Removal Costs
The carrying amount of the accrued asset removal costs represents the difference between incurred costs to remove property, plant and equipment and the estimated removal costs included and collected in rates. The portion of depreciation expense included in our depreciation rates related to asset removal costs is added to this regulatory liability and removal expenditures incurred are charged to this regulatory liability. Our Regulated Operating Subsidiaries include this item within accumulated depreciation for rate-making purposes and determining rate base.
Excess State Income Tax Deductions
We have taken state income tax deductions associated with property additions that exceed the tax basis of property, and the unrealized income tax benefits resulting from these deductions are expected to be refunded to customers through future rates when the income tax benefits are realized. This regulatory liability is included within deferred taxes for rate-making purposes when determining rate base.
Income Taxes Refundable Related to Implementation of the TCJA
In December 2017, the President of the United States signed into law the TCJA, which enacted significant changes to the Internal Revenue Code including a reduction in the U.S. federal corporate income tax rate from 35% to 21% effective for tax years beginning after 2017. The Company was required to revalue its deferred tax assets and liabilities at the new federal corporate income tax rate as of the date of the enactment of the TCJA, which resulted in lower net deferred tax liabilities and the establishment of a regulatory liability for excess deferred taxes at our Regulated Operating Subsidiaries. The excess deferred taxes are generally the result of accelerated federal tax deductions realized by our Regulated Operating Subsidiaries in periods when the U.S. federal corporate income tax rate was 35% and now would be returned to customers in a period where the U.S. federal corporate income tax rate is 21%. As the excess deferred taxes must be returned to customers this regulatory liability is recognized. For our Regulated Operating Subsidiaries, our deferred taxes are subject to a normalization method of accounting for the excess tax reserves resulting from the change in the federal statutory tax rate which involves the use of the average rate assumption method (ARAM) for the determination of the timing of the return of the excess deferred taxes to customers associated with public utility property. A portion of our excess deferred taxes at our Regulated Operating Subsidiaries are associated with other types of deferred taxes that are not related to public utility property and the timing of the settlement with customers has not yet been determined. This net regulatory liability is included within deferred taxes for rate-making purposes when determining rate base.